Subsequent events - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 13, 2015
Subsequent Event [Line Items]
Dividends distribution was paid in cash	$ 62,310,000	$ 44,379,000	$ 51,772,000
Dividend reinvestment	64,697,000	31,961,000	7,168,000
Common Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Jan. 13, 2015
Dividend reinvestment	31,000	16,000	5,000
Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares			33,250,000
Dividends declared date	Jan. 13, 2015
Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Jan. 13, 2015
Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date	Jan. 13, 2015
Series C, Series D, and Series E Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares	50,443,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends on common share, per share				$ 0.345
Dividends, common stock				33,377,000
Dividends distribution was paid in cash				16,310,000
Subsequent Events [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Dividends date paid				Jan. 30, 2015
Dividends date of record				Jan. 22, 2015
Dividend reinvestment				17,067,000
Subsequent Events [Member] | Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share				$ 0.59375
Dividends date paid				Jan. 30, 2015
Dividends date of record				Jan. 29, 2015
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share				$ 0.496875
Dividends date paid				Jan. 30, 2015
Dividends date of record				Jan. 29, 2015
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share				$ 0.515625
Dividends date paid				Jan. 30, 2015
Dividends date of record				Jan. 29, 2015
Subsequent Events [Member] | Series C, Series D, and Series E Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares				$ 13,435,000